Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets	Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets are summarized as follows as of December 31, 2021 and 2020:

(in thousands)	Note	2021	2020
Fair value of derivative instruments	(14)	$175,284	$14,127
Prepaid expenses		60,629	61,159
Income tax receivable	(17)	45,116	16,424
Value added tax		22,884	31,128
Other receivables		19,201	32,901
Contract assets	(4)	14,082	8,539
Cash collateral	(14)	11,200	56,100
Loan receivables		6,249	17,094
Total prepaid expenses and other current assets		$354,645	$237,472